Revenues - Additional Information (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Disclosure Of Detailed Information About Revenue [Line Items]
Revenue	¥ 84,776,000	$ 11,690	¥ 36,489,000
At Point in Time [member]
Disclosure Of Detailed Information About Revenue [Line Items]
Revenue	69,400,000		36,500,000
At Over in Time [member]
Disclosure Of Detailed Information About Revenue [Line Items]
Revenue	¥ 15,400,000		¥ 0